Notes Payable (Details) - USD ($)				1 Months Ended										3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 10, 2020	Apr. 04, 2020	Jun. 13, 2018	Sep. 25, 2020	Aug. 04, 2020	Jul. 29, 2020	Jul. 29, 2020	May 28, 2020	May 28, 2020	Apr. 28, 2020	Jun. 24, 2019	Oct. 30, 2017	Oct. 30, 2017	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 07, 2020	Sep. 30, 2020	Apr. 10, 2020	Apr. 05, 2019
Notes Payable (Details) [Line Items]
Revolving loan																		$ 586,097
Secured promissory note, percentage		7.99%
Remaining principal balance														$ 100,000		$ 100,000
Accrued interest											$ 0.0799
Purchase price per share (in Dollars per share)														$ 1.75		$ 1.75		$ 2.00
Principal amount																		$ 10,000		$ 56,900
Comprised of principal														$ 17,467		$ 17,467
Promissory note, description																The vested principal of the note due at the maturity date shall be calculated each year based on the average annual consolidated EBITDA (as defined in the note) of 1847 Cabinet for each of the years ended December 31, 2020, 2021 and 2022. The EBITDA for each year shall be divided by $1.4 million multiplied by 100 to obtain the vested percentage. The vested principal for each year shall be equal to the vested percentage for that year multiplied by $350,000. To the extent that the vested percentage for the subject year is less than 80%, no portion of the note for that year shall vest. To the extent that the vested percentage for the subject year is equal to or greater than 120%, the vested principal shall be equal to $420,000 for that year and no more.
Earnings before interest, taxes, depreciation, and amortization																		1,531,000
Vested amount																		$ 415,000
														4,525,000		$ 4,525,000
Principal balance of term note																							$ 714,286
Term loan, description																The revolving note matures on March 29, 2022 and bears interest at a per annum rate equal to the greater of (i) the prime rate (as defined in the credit agreement) or (ii) 3.75%. The term note matures on April 1, 2024 and bears interest at a per annum rate equal to the greater of (x) the prime rate plus 3.00% or (y) 5.00%; provided that, upon an event of default, all loans, all past due interest and all fees shall bear interest at a per annum rate equal to the foregoing rate plus 5.00%. Interest accrued on the revolving note and the term note shall be payable on the first day of each month commencing on the first such day of the first month following the making of such revolving loan or term loan, as applicable.
Payment of interest																		10.00%
Interest expense														$ 130,444	$ 4,423	$ 175,565	$ 6,837	$ 460,559	523,780
Interest payment of promissory notes					$ 11,773																		$ 11,773
Maturity date	Jul. 10, 2021
Outstanding principal amount																		1 year
Principal balance																		$ 101,980
Debt instrument, periodic payment, principal		$ 32,350			$ 32,350
Purchase price, per share							$ 2.50
Asein's [Member]
Notes Payable (Details) [Line Items]
Secured promissory note, percentage						6.00%	6.00%
Aggregate principal amount						$ 1,037,500
Principal amount						$ 518,750	$ 518,750
Neese [Member]
Notes Payable (Details) [Line Items]
Interest rate																		8.00%
Neese [Member] | Home State Bank [Member]
Notes Payable (Details) [Line Items]
Debt instrument, maturity date, description																		Pursuant to the change in terms agreement: (i) the maturity date was extended to July 30, 2022; (ii) the interest rate was changed to 5.50%; (iii) Neese agreed to pay accrued interest in the amount of $95,970; (iv) Neese agreed to make payments of $30,000 beginning on September 30, 2020 and continuing thereafter on a monthly basis until maturity, at which time a final interest payment is due; (v) Neese agreed to make a payment of $260,000 on December 30, 2020 and December 30, 2021; (vi) Neese agreed to make two new advances under the note in the amounts $51,068 and $517,529 to repay in full Neese’s capital lease transactions due to Utica Leaseco LLC described below; (vii) Neese agreed to pay a loan fee of $17,500; and (viii) Home State Bank agreed to make a loan advance to checking for $17,500. The balance of the note amounts to $3,225,321, comprised of principal of $3,239,176, net of unamortized debt discount of $13,855 as of December 31, 2020.
Interest rate																		4.25%
Debt coverage ratio, description			Neese entered into a term loan agreement with Home State Bank, pursuant to which Neese issued a promissory note to Home State Bank in the principal amount of $3,654,074 with an annual interest rate of 6.85% and with covenants to maintain a minimum debt coverage ratio of 1.00 to 1.25 measured at December 31, 2020.
Repayment of secured loan																		$ 1,095
Amortization of debt issuance costs																		15,513	18,645
Debt instrument, periodic payment, principal							$ 415,000
1847 Asien/Asien's [Member]
Notes Payable (Details) [Line Items]
Aggregate remaining principal																		$ 90,375
1847 Neese [Member] | 10% Promissory Note [Member]
Notes Payable (Details) [Line Items]
Annual interest rate														16.00%		16.00%
1847 Neese [Member] | 10% Promissory Note [Member]
Notes Payable (Details) [Line Items]
Annual interest rate																		16.00%
Interest rate																		10.00%
Promissory note payable																		$ 1,025,000
Long-term accrued expenses																		$ 40,000				$ 383,600
Secured Promissory Note [Member]
Notes Payable (Details) [Line Items]
Remaining principal balance														$ 850,000		$ 850,000
Accrued interest																8,500
Principal amount														$ 850,000		$ 850,000
Annual interest rate														6.00%		6.00%
Interest rate														6.00%		6.00%
Credit Agreement and Notes [Member]
Notes Payable (Details) [Line Items]
Accrued interest																$ 18,034
Principal amount														$ 3,550,000		3,550,000
Comprised of principal														3,462,500		3,462,500
Revolving credit note																946,309
Revolving loan														1,000,000		1,000,000
Term loan														3,550,000		3,550,000
Principal balance of term note														3,311,039		3,311,039
Debt discount														$ 151,461		$ 151,461
Borrowing base, description																The “borrowing base” means an amount equal to the sum of the following: (A) 80% of eligible accounts (as defined in the credit agreement) PLUS (B) the lesser of: (1) 50% percent of eligible inventory (as defined in the credit agreement) or (2) $400,000, MINUS (C) such reserves as Sterling may establish from time to time in its sole discretion. Sterling has the right from time to time, in its sole discretion, to amend, substitute or modify the percentages set forth in the definition of borrowing base and the definition(s) of eligible accounts and eligible inventory.
Term loan, description																(i) beginning on May 1, 2021 and ending on March 1, 2022, eleven (11) equal monthly principal payments of $43,750 each, (ii) beginning on April 1, 2022 and ending on March 1, 2024, twenty-four (24) equal monthly payments of $59,167 each and (iii) on April 1, 2024, a final principal payment in the amount of $1,648,742. In addition, beginning on June 1, 2022 and on each anniversary thereof thereafter until such time as the term loan is repaid in full, 1847 Wolo and Wolo must pay an additional principal payment equal to 50% of the excess cash flow (as defined in the credit agreement), if any. If Sterling has not received the full amount of any monthly payment on or before the date it is due (including as a result of funds not available to be automatically debited on the date on which any such payment is due), 1847 Wolo and Wolo must pay a late fee in an amount equal to six percent (6%) of such overdue payment.
Credit Agreement and Notes [Member] | Sterling National Bank [Member]
Notes Payable (Details) [Line Items]
Accrued interest																$ 3,500
Loans On Vehicles [Member]
Notes Payable (Details) [Line Items]
Revolving credit note																$ 70,627
Minimum [Member] | 1847 Asien/Asien's [Member]
Notes Payable (Details) [Line Items]
Finance at rates ranging																		3.98%
Interest expense																		$ 40,000
Minimum [Member] | Loans On Vehicles [Member] | Asein's [Member]
Notes Payable (Details) [Line Items]
Finance at rates ranging														3.74%		3.74%
Minimum [Member] | Loans On Vehicles [Member] | Kyle's [Member]
Notes Payable (Details) [Line Items]
Finance at rates ranging														5.90%		5.90%
Maximum [Member] | 1847 Asien/Asien's [Member]
Notes Payable (Details) [Line Items]
Finance at rates ranging																		6.99%
Maximum [Member] | Loans On Vehicles [Member] | Asein's [Member]
Notes Payable (Details) [Line Items]
Finance at rates ranging														6.99%		6.99%
Maximum [Member] | Loans On Vehicles [Member] | Kyle's [Member]
Notes Payable (Details) [Line Items]
Finance at rates ranging														6.54%		6.54%
Arvest Bank [Member]
Notes Payable (Details) [Line Items]
Revolving loan	$ 400,000
Arvest Bank [Member] | 1847 Asien/Asien's [Member]
Notes Payable (Details) [Line Items]
Secured promissory note, percentage	5.25%
Prime rate plus percent	2.00%
Accrued interest																$ 2,564
Revolving loan	$ 400,000
Debt instrument, interest rate	5.25%
Accrued interest on promissory note																		$ 995
8% Subordinated Amortizing Promissory Note [Member] | Asein's [Member]
Notes Payable (Details) [Line Items]
Paid by issuance percentage														8.00%		8.00%
Increasing principal amount														$ 200,000		$ 200,000
Subordinated Amortizing Promissory Note																The outstanding principal amount of the note will amortize on a one-year straight-line basis in accordance with a specified amortization schedule, with all unpaid principal and accrued, but unpaid interest being fully due and payable on May 28, 2021.
8% Subordinated Amortizing Promissory Note [Member] | Intercompany Secured Promissory Note [Member]
Notes Payable (Details) [Line Items]
Remaining principal balance														4,885,129		$ 4,885,129
Principal amount																$194,870
8% Subordinated Amortizing Promissory Note [Member] | 1847 Asien/Asien's [Member] | Asien's Seller [Member]
Notes Payable (Details) [Line Items]
Promissory notes current portion																		4,525,000
Promissory notes																		182,488
6% Amortizing Promissory Note [Member]
Notes Payable (Details) [Line Items]
Sold of common shares (in Shares)						415,000
Purchase price per share (in Dollars per share)						$ 2.50	$ 2.50
6% Amortizing Promissory Note [Member] | Asien's Seller [Member]
Notes Payable (Details) [Line Items]
Promissory note, description						As consideration, 1847 Asien issued to the Asien’s Seller a two-year 6% amortizing promissory note in the aggregate principal amount of $1,037,500. One-half (50%) of the outstanding principal amount of the note ($518,750) and all accrued interest thereon, will be amortized on a two-year straight-line basis and is payable quarterly. The second-half (50%) of the outstanding principal amount of the note ($518,750) with all accrued, but unpaid interest thereon, is due on the second anniversary of the note.
6% Amortizing Promissory Note [Member] | 1847 Asien/Asien's [Member] | Asien's Seller [Member]
Notes Payable (Details) [Line Items]
Remaining principal balance														850,172		$ 850,172
Accrued interest																17,894
Promissory note, description							As consideration, 1847 Asien issued to the Asien’s Seller a two-year 6% amortizing promissory note in the aggregate principal amount of $1,037,500. One-half (50%) of the outstanding principal amount of the note ($518,750) and all accrued interest thereon, will be amortized on a two-year straight-line basis and is payable quarterly. The second-half (50%) of the outstanding principal amount of the note ($518,750) with all accrued, but unpaid interest thereon, is due on the second anniversary of the note.
Accrued interest on promissory note																		975,985
Prepayment of short term debt in excess of cash balance, amount																		$ 17,894
Demand Promissory Note [Member]
Notes Payable (Details) [Line Items]
Principal amount														655,000		$ 655,000
Debt instrument, maturity date, description																The note accrued interest at a rate of one percent (1%) computed on the basis of a 360-day year. Principal and accrued interest on the note was payable 24 hours after written demand by the Seller. The note was repaid in June 2020.
Demand Promissory Note [Member] | 1847 Asien/Asien's [Member] | Asien's Seller [Member]
Notes Payable (Details) [Line Items]
Promissory note, description																		The note accrued interest at a rate of one percent (1%) computed on the basis of a 360-day year. Principal and accrued interest on the note was payable 24 hours after written demand by the Seller. The note was repaid in June 2020.
Promissory note payable																		$ 655,000
Paul A. Gwilliam and Terri L. Gwilliam [Member]
Notes Payable (Details) [Line Items]
Principal amount												$ 540,000	$ 540,000
Term of loan													5 years
Interest rate													4.25%
Paul A. Gwilliam and Terri L. Gwilliam [Member] | 1847 Asien/Asien's [Member]
Notes Payable (Details) [Line Items]
Promissory note payable																		41,675
Unsecured promissory note term, description												On October 30, 2017, Asien’s entered into a stock repurchase agreement with Paul A. Gwilliam and Terri L. Gwilliam, co-trustees of the Gwilliam Family Trust, pursuant to which Asien’s issued an unsecured promissory note in the aggregate principal amount of $540,000 for a term of 5 years.
Aggregate principal amount												$ 540,000
Agreement of Sale of Future Receipts [Member] | TVT Direct Funding LLC [Member]
Notes Payable (Details) [Line Items]
Debt instrument, maturity date, description								On May 28, 2020, 1847 Asien and Asien’s entered into an agreement of sale of future receipts with TVT Direct Funding LLC (“TVT”), pursuant to which 1847 Asien and Asien’s agreed to sell future receivables with a value of $685,000 to TVT for a purchase price of $500,000. 1847 Asien and Asien’s agreed to deliver to TVT 20% of its weekly future receipts, or approximately $23,300, over the course of an estimated seven-month term, or such date when the above amount of receivables has been delivered to TVT.
Future receivable value								$ 685,000
Purchase price (in Dollars per share)								$ 500,000
Future receipt value								$ 23,300
Agreement of Sale of Future Receipts [Member] | 1847 Asien/Asien's [Member] | TVT Direct Funding LLC [Member]
Notes Payable (Details) [Line Items]
Agreement of sale of future Receipts, description									On May 28, 2020, 1847 Asien and Asien’s entered into an agreement of sale of future receipts with TVT Direct Funding LLC (“TVT”), pursuant to which 1847 Asien and Asien’s agreed to sell future receivables with a value of $685,000 to TVT for a purchase price of $500,000. 1847 Asien and Asien’s agreed to deliver to TVT 20% of its weekly future receipts, or approximately $23,300, over the course of an estimated seven-month term, or such date when the above amount of receivables has been delivered to TVT.
Origination fees									$ 25,000
Vesting Promissory Note [Member]
Notes Payable (Details) [Line Items]
Remaining principal balance														498,979		$ 498,979
Earnings before interest, taxes, depreciation, and amortization																		1,531,000
Vested amount																		415,000
Vesting Promissory Note [Member] | 1847 Asien/Asien's [Member]
Notes Payable (Details) [Line Items]
Increasing principal amount																		$ 200,000
Vesting Promissory Note [Member] | 1847 Kyle's [Member]
Notes Payable (Details) [Line Items]
Paid by issuance percentage																		8.00%
Increasing principal amount														1,260,000		1,260,000					$ 1,260,000
Principal amount														1,050,000		$ 1,050,000
Interest rate																					8.00%
Principal amount																					$ 1,050,000
Vesting Promissory Note [Member] | 1847 Cabinet/Kyle's [Member]
Notes Payable (Details) [Line Items]
Interest rate																8.00%
Vesting Promissory Note [Member] | 1847 Cabinet [Member]
Notes Payable (Details) [Line Items]
Promissory note, description																		The vested principal of the note due at the maturity date shall be calculated each year based on the average annual consolidated EBITDA (as defined in the note) of 1847 Cabinet for each of the years ended December 31, 2020, 2021 and 2022. The EBITDA for each year shall be divided by $1.4 million multiplied by 100 to obtain the vested percentage. The vested principal for each year shall be equal to the vested percentage for that year multiplied by $350,000. To the extent that the vested percentage for the subject year is less than 80%, no portion of the note for that year shall vest. To the extent that the vested percentage for the subject year is equal to or greater than 120%, the vested principal shall be equal to $420,000 for that year and no more.
Unvested principal amount														350,000		$ 350,000		$ 350,000
Vesting Promissory Note [Member] | Loans On Vehicles [Member]
Notes Payable (Details) [Line Items]
Remaining principal balance														$ 123,731		$ 123,731
PPP Loans [Member]
Notes Payable (Details) [Line Items]
PPP loans as current liabilities																		741,100
PPP Loans [Member] | Asein's [Member]
Notes Payable (Details) [Line Items]
Promissory note, description										The PPP loans have two-year terms and bear interest at a rate of 1.0% per annum. Monthly principal and interest payments are deferred for six months after the date of disbursement.
Paycheck protection program loans										$ 357,500
Home State Bank [Member]
Notes Payable (Details) [Line Items]
Promissory notes current portion																		40,000
Home State Bank [Member] | Neese [Member] | Home State Bank [Member]
Notes Payable (Details) [Line Items]
Repayment of secured loan																		0	$ 30,500
Home State Bank [Member] | 1847 Neese [Member] | 10% Promissory Note [Member]
Notes Payable (Details) [Line Items]
Interest payment of promissory notes																		40,000
Wells Fargo [Member] | 1847 Asien/Asien's [Member]
Notes Payable (Details) [Line Items]
Inventory financing agreement term				1 year
Intercompany Secured Promissory Note [Member] | 1847 Cabinet/Kyle's [Member]
Notes Payable (Details) [Line Items]
Issuance of secured promissory note																		$ 4,525,000
Outstanding principal balance interest percentage																		5.00%
Small Business Administration (SBA) [Member] | Asein's [Member]
Notes Payable (Details) [Line Items]
Promissory note, description																		The PPP loans have two-year terms and bear interest at a rate of 1.0% per annum. Monthly principal and interest payments are deferred for six months after the date of disbursement.
Paycheck protection program loans										$ 357,500